Schedule of Investments ─ IQ Merger Arbitrage ETF

July 31, 2022 (unaudited)

	Shares	Value
Common Stocks — 92.3%
Communication Services — 9.2%
Activision Blizzard, Inc.	302,509	$24,185,595
TEGNA, Inc.	465,922	9,756,407
Twitter, Inc.*	401,758	16,717,150

Total Communication Services		50,659,152

Consumer Discretionary — 3.7%
Diamond Resorts International, Inc.*(a)	47,422	–
Tenneco, Inc., Class A*(b)	593,169	11,193,099
Terminix Global Holdings, Inc.*	197,952	8,848,454

Total Consumer Discretionary		20,041,553

Consumer Staples — 0.8%
Swedish Match AB	429,577	4,474,782

Financials — 5.2%
Alleghany Corp.*	17,891	14,983,354
First Horizon Corp.	608,741	13,611,449

Total Financials		28,594,803

Health Care — 10.4%
Biohaven Pharmaceutical Holding Co., Ltd.*	138,029	20,154,995
Covetrus, Inc.*	315,448	6,551,855
EMIS Group PLC	110,413	2,458,818
Epizyme, Inc.*	1,935,816	2,865,008
LHC Group, Inc.*	59,670	9,729,790
Radius Health, Inc.*	171,906	1,732,812
TherapeuticsMD, Inc.*	112,080	698,258
Turning Point Therapeutics, Inc.*	174,804	13,106,804

Total Health Care		57,298,340

Industrials — 16.0%
Atlantia SpA	207,468	4,774,558
Boskalis Westminster NV	56,881	1,859,436
Hitachi Transport System Ltd.	29,265	1,894,068
HomeServe PLC	360,934	5,169,628
LifeWorks, Inc.	44,910	1,106,847
ManTech International Corp., Class A	44,419	4,256,229
Meritor, Inc.*	338,690	12,335,090
Nielsen Holdings PLC	1,519,330	36,387,953
Spirit Airlines, Inc.*(b)	515,009	12,756,773
Toyo Construction Co., Ltd.	308,079	2,000,842
USA Truck, Inc.*	172,040	5,364,207

Total Industrials		87,905,631

Information Technology — 32.4%
Black Knight, Inc.*	109,148	7,168,841
Citrix Systems, Inc.	160,788	16,305,511
Mandiant, Inc.*	759,413	17,299,428
MoneyGram International, Inc.*	541,560	5,502,250
NeoPhotonics Corp.*	91,252	1,459,119
Plantronics, Inc.*	558,063	22,205,327
Rogers Corp.*	50,332	13,551,891
Sailpoint Technologies Holdings, Inc.*	180,762	11,527,193
Switch, Inc., Class A	296,378	10,020,540
Tower Semiconductor Ltd.*	114,375	5,473,988
Uniden Holdings Corp.*	34,179	1,047,235
VMware, Inc., Class A	215,835	25,080,027
Zendesk, Inc.*	544,644	41,077,050

Total Information Technology		177,718,400

Materials — 1.1%
GCP Applied Technologies, Inc.*	151,464	4,771,116
Yamana Gold, Inc.	242,947	1,160,367

Total Materials		5,931,483

Real Estate — 12.7%
American Campus Communities, Inc.	200,230	13,079,024
CatchMark Timber Trust, Inc., Class A	87,997	989,086
Cedar Realty Trust, Inc.	42,266	1,228,250
Deutsche EuroShop AG*(b)	43,818	954,343
Deutsche Industrie REIT AG*(a)	88,619	1,416,397
Duke Realty Corp.	528,667	33,073,407
Healthcare Realty Trust, Inc.	716,609	18,810,986

Total Real Estate		69,551,493

Utilities — 0.8%
Albioma SA	20,172	1,025,538
South Jersey Industries, Inc.	104,338	3,576,707

Total Utilities		4,602,245

Total Common Stocks
(Cost $519,107,897)		506,777,882

Rights — 0.0%(c)
Health Care — 0.0%(c)
Supernus Pharmaceuticals, Inc., expires 12/31/24*(a)(b)	333,265	19,996
Supernus Pharmaceuticals, Inc., expires 12/31/25*(a)(b)	333,265	19,996
Total Rights
(Cost $0)		39,992

Short-Term Investments — 10.7%
Money Market Funds — 10.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.11%(d)(e)	6,118,566	6,118,566
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.23%(d)	52,536,054	52,536,054
Total Short-Term Investments
(Cost $58,654,620)		58,654,620
Total Investments — 103.0%
(Cost $577,762,517)		565,472,494
Other Assets and Liabilities, Net — (3.0)%		(16,665,375)
Net Assets — 100.0%		$548,807,119

*	Non-income producing securities.

(a)	Securities are fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The securities are fair valued using significant unobservable inputs.
(b)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $6,706,825; total market value of collateral held by the Fund was $7,664,033. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $1,545,467.
(c)	Less than 0.05%.
(d)	Reflects the 1-day yield at July 31, 2022.
(e)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ Merger Arbitrage ETF (continued)

July 31, 2022 (unaudited)

Total Return Swap contracts outstanding at July 31, 2022:

Total Return Benchmark	Counterparty	Floating Rate(f)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(g)
CTP NV	Morgan Stanley	1-Day FEDEF - 0.40%	2/13/2024	Monthly	$(1,416,388)	$–
iShares MSCI Emerging Markets ETF	Morgan Stanley	1-Day FEDEF - 0.35%	2/03/2023	Monthly	(555,204)	–
iShares MSCI Emerging Markets ETF	Merrill Lynch	1-Day-FEDL01	2/28/2023	Monthly	(555,204)	–
iShares Semiconductor ETF	Morgan Stanley	1-Day FEDEF - 2.83%	2/03/2023	Monthly	(13,224,783)	–
iShares U.S. Financial Services ETF	Morgan Stanley	1-Day FEDEF - 0.83%	2/03/2023	Monthly	(773,154)	–
iShares U.S. Financial Services ETF	Merrill Lynch	1-Day-FEDL01	2/28/2023	Monthly	(773,154)	–
Materials Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.25%	2/03/2023	Monthly	(274,158)	–
Materials Select Sector SPDR Fund	Merrill Lynch	1-Day-FEDL01	2/28/2023	Monthly	(274,158)	–
Schwab U.S. REIT ETF	Morgan Stanley	1-Day FEDEF - 1.50%	2/03/2023	Monthly	(26,201,926)	–
Schwab U.S. REIT ETF	Merrill Lynch	1-Day-FEDL01	2/28/2023	Monthly	(26,201,926)	–
Vanguard FTSE Europe ETF	Morgan Stanley	1-Day FEDEF	2/03/2023	Monthly	(3,328,931)	–
Vanguard FTSE Europe ETF	Merrill Lynch	1-Day-FEDL01	2/28/2023	Monthly	(3,328,931)	–
Vanguard Real Estate ETF	Morgan Stanley	1-Day FEDEF - 0.15%	2/03/2023	Monthly	(473,820)	–
Vanguard Real Estate ETF	Merrill Lynch	1-Day-FEDL01	2/28/2023	Monthly	(473,820)	–
						$–

At July 31, 2022 there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(f) Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.
(g) Reflects the value at reset date of July 31, 2022.
Abbreviations
FEDEF — Federal Funds Effective Rate
FEDL01 — Federal Funds Effective Rate

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3		Total
Asset Valuation Inputs
Investments in Securities:(h)
Common Stocks	$505,361,485	$–	$1,416,397	(i)	$506,777,882
Rights	–	–	39,992	(i)	39,992
Short-Term Investments:
Money Market Funds	58,654,620	–	–		58,654,620
Total Investments in Securities	564,016,105	–	1,456,389		565,472,494
Other Financial Instruments:(j)
Swap Contracts	–	–	–		–
Total Investments in Securities and Other Financial Instruments	$564,016,105	$–	$1,456,389		$565,472,494
Liability Valuation Inputs
Other Financial Instruments:(j)
Swap Contracts	$–	$–	$–		$–

(h)	For a complete listing of investments and their industries, see the Schedule of Investments.
(i)	The Level 3 securities, valued in total at $1,456,389, have been fair valued in good faith in accordance with procedures established by the Board of Trustees.

Schedule of Investments ─ IQ Merger Arbitrage ETF (continued)

July 31, 2022 (unaudited)

(j)	Reflects the unrealized appreciation (depreciation) of the instruments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

For the period ended July 31, 2022, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.

A summary of the Fund’s transactions with affiliated fund during the period ended July 31, 2022 is as follows:

Affiliated Holdings

	Shares at 04/30/2022	Value ($) at 04/30/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 07/31/2022	Value ($) at 07/31/2022
IQ Ultra Short Duration ETF	1	48	1,918,650	(1,901,082)	(17,616)	–	3,412	–	–	–